Qualified Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Qualified Employee Benefit Plans [Abstract]
Change in projected benefit obligation, fair value of plan assets and funded status of plan
The Retirement Plan's projected benefit obligation, fair value of plan assets, and funded status (amounts recognized in the consolidated statements of financial condition) were as follows:

	Years Ended December 31,
	2012	2011
	(in thousands)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$94,655	$87,733
Interest cost	4,633	4,627
Actuarial loss	13,481	4,585
Benefits paid	(4,963)	(2,290)
Projected benefit obligation at end of year	107,806	94,655
Change in plan assets:
Plan assets at fair value at beginning of year	63,325	64,627
Actual return on plan assets	8,408	(5,912)
Employer contribution	4,850	6,900
Benefits paid	(4,963)	(2,290)
Plan assets at fair value at end of year	71,620	63,325
Funded status	$(36,186)	$(31,330)

Defined Benefit Plan amounts recognized in other comprehensive income
The amounts recognized in other comprehensive income (loss) for 2012 and 2011 were as follows:

	2012	2011
	(in thousands)

Unrecognized net loss from experience different from that assumed and effects of changes and assumptions	$(9,194)	$(15,231)
Unrecognized net plan assets as of January 1, 1987 being recognized over 26.3 years	(143)	(143)
	(9,337)	(15,374)
Income tax (expense) benefit	(126)	332
Other comprehensive loss	$(9,463)	$(15,042)

Defined Benefit Plan amounts recognized in accumulated other comprehensive income
The amounts included in accumulated other comprehensive income (loss) as of December 31, 2012 and 2011 were as follows:

	2012	2011
	(in thousands)

Unrecognized net loss from experience different from that assumed and effects of changes and assumptions	$(48,264)	$(39,070)
Unrecognized net plan assets as of January 1, 1987 being recognized over 26.3 years	47	190
	(48,217)	(38,880)
Income tax benefit	723	849
Accumulated other comprehensive loss	$(47,494)	$(38,031)

Expected future benefit payments	The following benefit payments are expected to be paid as follows (in thousands):
2013	$3,331
2014	3,019
2015	4,822
2016	5,763
2017	4,889
2018-2022	30,153

Net (benefit) expense under the Retirement Plan
Net expense under the Retirement Plan consisted of:

	Years Ended December 31,
	2012	2011	2010
	(in thousands)

Interest cost on projected benefit obligations	$4,633	$4,627	$4,600
Expected return on plan assets	(4,969)	(5,133)	(4,453)
Amortization of transition asset	(143)	(143)	(143)
Recognized actuarial loss	848	399	262
Net pension expense (benefit)	$369	$(250)	$266

Actuarial assumptions used to determine net periodic benefit costs
Actuarial computations used to determine net periodic costs were made utilizing the following weighted-average assumptions:

	Years Ended December 31,
	2012	2011	2010

Discount rate on benefit obligations	5.10%	5.50%	6.05%
Expected long-term rate of return on plan assets	8.00	8.00	8.00

Retirement plan asset allocation	The Retirement Plan's asset allocation percentages consisted of:
	December 31,
	2012	2011

Equity securities	67%	62%
Debt securities	28	28
Real estate	2	10
Cash	3	—
	100%	100%

Assets of retirement benefit plans, fair value measurement
See Note 9 for a description of how we measure the fair value of our plan assets. The following table summarizes the valuation of our Retirement Plan assets by pricing observability levels as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
	(in thousands)

Cash	$2,197	$—	$—	$2,197
Fixed income mutual funds	22,135	—	—	22,135
Equity mutual fund	12,356	—	—	12,356
Equity securities	23,933	—	—	23,933
Equity private investment trusts	—	10,999	—	10,999
Total assets measured at fair value	$60,621	$10,999	$—	$71,620

The following table summarizes the valuation of our Retirement Plan assets by pricing observability levels as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
	(in thousands)

Cash	$9	$—	$—	$9
Government securities
U.S. Treasury bills	—	662	—	662
Agency Discount notes	—	208	—	208
Real estate mutual fund	6,358	—	—	6,358
Fixed income mutual funds	16,591	—	—	16,591
Equity mutual funds	10,938	—	—	10,938
Equity private investment trusts	—	28,559	—	28,559
Total assets measured at fair value	$33,896	$29,429	$—	$63,325